LONG-TERM DEBT, NET (2019 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 11, 2019	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Nov. 30, 2016
Long-term Debt [Line Items]
Total long-term debt		$ 1,450,128		$ 1,625,128
Interest rate per annum			5.875%		7.25%
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 600,000
Purchase price as percentage of principal	100.00%
Maturity date		Feb. 11, 2024
Interest rate per annum	7.25%
Net assets restricted from distribution		$ 1,180,000
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member] | Prior to February 11, 2021 [Member]
Long-term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%